INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

5.    INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.5% in 2020 (26.6% in 2019 and 26.7% in 2018) and income taxes in the consolidated statements of income:

	2020	2019	2018
Income taxes at domestic statutory tax rate	$233.6	$238.5	$217.9
Increase (reduction) resulting from:
Effect of non-deductible charges, non-taxable income and differences between current and future tax rates	(1.5)	(3.7)	(2.8)
Effect of tax consolidation transactions with the parent corporation and affiliated corporations	(44.7)	(55.7)	(49.9)
Other	0.5	—	1.0
Income taxes	$187.9	$179.1	$166.2

The significant items comprising the Corporation's net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2020	2019	2020	2019	2018
Accounts payable, accrued charges, provisions and deferred revenue	$11.0	$9.3	$(1.7)	$2.0	$(0.8)
Defined benefit plans	50.2	31.5	(2.5)	5.2	(1.1)
Contract assets	(81.1)	(58.3)	22.8	4.0	5.6
Property, plant and equipment	(459.9)	(475.4)	(15.7)	9.2	(17.7)
Goodwill, intangible assets and other assets	(303.9)	(305.7)	(4.4)	67.5	33.8
Long-term debt and derivative financial instruments	(15.2)	(19.5)	0.6	1.1	2.7
Other	8.3	8.6	0.3	(4.8)	(1.7)
	$(790.6)	$(809.5)	$(0.6)	$84.2	$20.8

Changes in the net deferred income tax liability are as follows:

	2020	2019
Balance at beginning of year	$(809.5)	$(735.3)
Recognized in income as continuing operations	0.6	(84.2)
Recognized in other comprehensive income	21.1	10.0
Business acquisition	(2.8)	—
Balance at end of year	$(790.6)	$(809.5)

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholder.